Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting
Schedule of segment information

	Year Ended December 31, 2024
	Oncology/Immunology
		Marketed		Other
	R&D	Products	Subtotal	Ventures	Unallocated	Total

	(in US$’000)
Revenue from external customers	91,831	271,534	363,365	266,836	—	630,201
Cost of revenue	—	(92,783)	(92,783)	(256,101)	—	(348,884)
Research and development expenses	(212,109)	—	(212,109)	—	—	(212,109)
Selling expenses	—	(44,287)	(44,287)	(4,330)	—	(48,617)
Administrative expenses	(36,126)	(784)	(36,910)	(4,996)	(22,390)	(64,296)
Interest income	818	—	818	182	39,080	40,080
Interest expense	(1,825)	—	(1,825)	(653)	(394)	(2,872)
Equity in earnings of an equity investee, net of tax	—	—	—	46,469	—	46,469
Income tax (expense)/benefit	(3,475)	(841)	(4,316)	(513)	(2,363)	(7,192)
Other segment items	3,662	(176)	3,486	830	633	4,949
Net (loss)/income attributable to the Company	(157,224)	132,663	(24,561)	47,724	14,566	37,729
Depreciation/amortization	(11,331)	(762)	(12,093)	(158)	(90)	(12,341)
Additions to non-current assets (other than financial instruments and deferred tax assets)	13,442	—	13,442	2,194	1,234	16,870

	Year Ended December 31, 2023
	Oncology/Immunology
		Marketed		Other
	R&D	Products	Subtotal	Ventures	Unallocated	Total

	(in US$’000)
Revenue from external customers	364,451	164,165	528,616	309,383	—	837,999
Cost of revenue	—	(91,726)	(91,726)	(292,721)	—	(384,447)
Research and development expenses	(302,001)	—	(302,001)	—	—	(302,001)
Selling expenses	—	(45,505)	(45,505)	(7,887)	—	(53,392)
Administrative expenses	(46,134)	(1,832)	(47,966)	(5,435)	(26,383)	(79,784)
Interest income	802	—	802	455	34,888	36,145
Interest expense	(279)	—	(279)	(38)	(442)	(759)
Equity in earnings of an equity investee, net of tax	—	—	—	47,295	—	47,295
Income tax (expense)/benefit	(628)	(159)	(787)	(1,201)	(2,521)	(4,509)
Other segment items	9,293	715	10,008	421	(6,196)	4,233
Net income/(loss) attributable to the Company	25,504	25,658	51,162	50,272	(654)	100,780
Depreciation/amortization	(7,640)	—	(7,640)	(344)	(223)	(8,207)
Additions to non-current assets (other than financial instruments and deferred tax assets)	41,338	—	41,338	330	86	41,754

	Year Ended December 31, 2022
	Oncology/Immunology
		Marketed		Other
	R&D	Products	Subtotal	Ventures	Unallocated	Total

	(in US$’000)
Revenue from external customers	39,202	124,642	163,844	262,565	—	426,409
Cost of revenue	—	(69,192)	(69,192)	(241,911)	—	(311,103)
Research and development expenses	(386,893)	—	(386,893)	—	—	(386,893)
Selling expenses	—	(33,862)	(33,862)	(10,071)	—	(43,933)
Administrative expenses	(55,307)	(3,087)	(58,394)	(3,482)	(30,297)	(92,173)
Interest income	678	—	678	272	8,649	9,599
Interest expense	—	—	—	—	(652)	(652)
Equity in earnings of an equity investee, net of tax	5	—	5	49,748	—	49,753
Income tax (expense)/benefit	5,501	(631)	4,870	(1,345)	(3,242)	283
Other segment items	(5,965)	(503)	(6,468)	(1,172)	(4,485)	(12,125)
Net (loss)/income attributable to the Company	(402,779)	17,367	(385,412)	54,604	(30,027)	(360,835)
Depreciation/amortization	(8,060)	—	(8,060)	(299)	(305)	(8,664)
Additions to non-current assets (other than financial instruments and deferred tax assets)	48,288	—	48,288	664	21	48,973

	December 31, 2024
	Oncology/Immunology
		Marketed
	R&D	Products	Subtotal	Other Ventures	Unallocated	Total

	(in US$’000)
Total assets	225,661	88,502	314,163	194,604	765,429	1,274,196
Property, plant and equipment	91,929	—	91,929	448	121	92,498
Right-of-use assets	1,845	—	1,845	1,615	1,037	4,497
Leasehold land	10,706	—	10,706	—	—	10,706
Goodwill	—	—	—	2,990	—	2,990
Investment in an equity investee	—	—	—	77,765	—	77,765
Investment in equity security	5,000	—	5,000	—	—	5,000

	December 31, 2023
	Oncology/Immunology
		Marketed
	R&D	Products	Subtotal	Other Ventures	Unallocated	Total

	(in US$’000)
Total assets	202,288	63,601	265,889	163,311	850,573	1,279,773
Property, plant and equipment	98,952	—	98,952	564	211	99,727
Right-of-use assets	4,005	—	4,005	366	294	4,665
Leasehold land	11,261	—	11,261	—	—	11,261
Goodwill	—	—	—	3,064	—	3,064
Other intangible asset	—	—	—	21	—	21
Investment in an equity investee	—	—	—	48,411	—	48,411

Schedule of geographic information

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Revenue from external customers:
PRC	452,413	484,895	426,409
US and Others	177,788	353,104	—
	630,201	837,999	426,409

	December 31,
	2024			2023
		US and			US and
	PRC	Others	Total	PRC	Others	Total

	(in US$’000)
Total assets	1,212,722	61,474	1,274,196	1,252,957	26,816	1,279,773
Property, plant and equipment	91,849	649	92,498	98,809	918	99,727
Right-of-use assets	4,086	411	4,497	4,114	551	4,665
Leasehold land	10,706	—	10,706	11,261	—	11,261
Goodwill	2,990	—	2,990	3,064	—	3,064
Other intangible asset	—	—	—	21	—	21
Investment in an equity investee	77,765	—	77,765	48,411	—	48,411
Investment in equity security	5,000	—	5,000	—	—	—

Schedule of customers which accounted for over 10% of the group's revenue

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Customer A	177,789	353,104	(note)
Customer B	85,361	84,065	75,606
Customer C	(note)	(note)	51,681
Customer D	(note)	(note)	47,611

Note: Customer did not account for over 10% of the Group’s revenue during the year.